Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Loss [Abstract]
Net loss	$ (80,000)	$ (13,623)	$ (2,760)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign currency translation adjustments		(1)
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial loss from defined benefit plan	(121)	(653)
Foreign currency translation from functional currency to presentation currency	(5,473)	2,515	112
Total other comprehensive income (loss)	(5,594)	1,861	112
Total comprehensive loss	(85,594)	(11,762)	(2,648)
Attributable to:
Equity holders of the Company	(87,095)	(11,327)	(2,648)
Non-controlling interests	1,501	(435)
Total comprehensive income for the year	$ (85,594)	$ (11,762)	$ (2,648)